Restatement of Previously Issued Consolidated Financial Statements - Other income (expense), net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Restatement of Previously Issued Consolidated Financial Statements
Gain on remeasurement of private warrant liability (Note 3)			$ 2,427
Loss on remeasurement of Legacy Porch warrants (Note 3)	$ (15,910)	$ (1,079)	(2,584)	$ (2,090)
Transaction costs - recapitalization			(3,974)
Loss on extinguishment of debt, net		(247)	5,748	(483)
Loss on remeasurement of debt (Note 3)		(454)
Loss on remeasurement of debt (Note 3)		(454)	(895)	(6,159)
Gain on settlement of accounts payable			796	735
Other, net	83			30
Other, net		(94)	(274)
Other income (expense), net	$ 83	$ (1,874)	$ 1,244	$ (7,967)